SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs for which the Company or its subsidiary is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to appoint or remove the majority of the members of the Board of Directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the ability to direct the activities that most significantly impact the entity’s economic performance and receive the economic benefits from the VIEs that could be significant to the VIEs , and therefore the Company or its subsidiary is considered the primary beneficiary of the VIEs for accounting purposes, and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements in accordance with U.S. GAAP.

All transactions and balances among the Company, its subsidiaries, the VIEs and subsidiaries of the VIEs have been eliminated upon consolidation.

VIE Companies

VIE Companies

1)    Contractual Agreements with VIEs

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) between the Company’s PRC subsidiary, Shen Si, and the VIEs. Through the Contractual Agreements, the VIEs are effectively controlled by the Company.

Shareholders’ Voting Rights Proxy Agreements. Pursuant to the Shareholders’ Voting Rights Proxy Agreements, each shareholder of VIEs irrevocably authorized Shen Si or any person(s) designated by Shen Si to exercise such shareholder’s rights in VIEs, including without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate and appoint the directors, senior management, and other shareholders’ voting right permitted by the articles of association of VIEs. The shareholders’ voting rights proxy agreements remain irrevocable and continuously valid from the date of execution until the expiration of the business term of Shen Si and can be renewed upon request by Shen Si.

Business Operation Agreements. Pursuant to the Business Operation Agreements, VIEs and their shareholders undertake that without Shen Si’s prior written consent, VIEs shall not enter into any transactions that may have a material effect on VIEs’ assets, business, personnel, obligations, rights or business operations. VIEs and their shareholders shall elect directors nominated by Shen Si and such directors shall nominate officers designated by Shen Si. The business operation agreements will remain effective until the end of Shen Si’s business term, which will be extended if Shen Si’s business term is extended or as required by Shen Si.

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

VIE Companies (Continued)

1)    Contractual Agreements with VIEs (Continued)

Equity Interest Pledge Agreements. Pursuant to the Equity Interest Pledge Agreements, each shareholder of VIEs agrees that, during the term of the Equity Interest Pledge Agreements, he or she will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests without the prior written consent of Shen Si. The Equity Interest Pledge Agreements remain effective until the latter of the full payment of all secured debt under the equity interest pledge agreements and VIEs and their shareholders discharge all their obligations under the contractual arrangements.

Exclusive Technology Consulting and Services Agreements. Under the Exclusive Technology Consulting and Services Agreements between Shen Si and the VIEs, Shen Si has the exclusive right to provide VIEs with technology consulting and services related to, among other things, technology research and development, technology application and implementation, maintenance of software and hardware. Without Shen Si’s written consent, VIEs shall not accept any technology consulting and services covered by these agreements from any third party. VIEs agree to pay a service fee at an amount equivalent to all of its net profit to Shen Si. Unless otherwise terminated in accordance with the terms of these agreements or otherwise agreed with Shen Si, these agreements will remain effective until the expiration of Shen Si’s business term, and will be renewed if Shen Si’s business term is extended.

Exclusive Option Agreements. Pursuant to the Exclusive Option Agreements, each shareholder of VIEs has irrevocably granted Shen Si an exclusive option, to the extent permitted by PRC laws, to purchase, or have its designated person or persons to purchase, at its discretion, all or part of the shareholder’s equity interests in VIEs. Unless PRC laws and/or regulations require valuation of the equity interests, the purchase price shall be RMB1.00 or the lowest price permitted by the applicable PRC laws, whoever is higher. Each shareholder of VIEs undertakes that, without the prior written consent of Shen Si, he or she will not, among other things, (i) create any pledge or encumbrance on his or her equity interests in VIEs, (ii) transfer or otherwise dispose of his or her equity interests in VIEs, (iii) change VIEs’ registered capital, (iv) amend VIEs’ articles of association, (v) liquidate or dissolve VIEs, or (vi) distribute dividends to the shareholders of VIEs. In addition, VIEs undertake that, without the prior written consent of Shen Si, they will not, among other things, dispose of VIEs’ material assets, provide any loans to any third parties, enter into any material contract with a value of more than RMB500,000, or create any pledge or encumbrance on any of their assets, or transfer or otherwise dispose of their material assets. Unless otherwise terminated by Shen Si, these agreements will remain effective until the expiration of Shen Si’s business term, and will be renewed if Shen Si’s business term is extended.

2)    Risks in relation to the VIE structure

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiary taken as a whole, which were included in the Group’s consolidated financial statements with intercompany balances and transactions eliminated between the VIEs and their subsidiaries:

	As of December 31,
	2022	2023

	(HK$ in thousands)
Total assets	309,708	424,717
Total liabilities	191,263	189,286

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

VIE Companies (Continued)

2)    Risks in relation to the VIE structure (Continued)

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Total operating revenue	210,161	226,468	301,087
Net income	52,741	39,542	97,248

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Net cash generated from/(used in) operating activities	2,340	34,727	(11,798)
Net cash used in investing activities	(3,327)	(3,201)	(6,818)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(1,476)	123
Net (decrease)/increase in cash, cash equivalents and restricted cash	(987)	30,050	(18,493)
Cash, cash equivalents and restricted cash at beginning of the year	3,738	2,751	32,801
Cash, cash equivalents and restricted cash at end of the Year	2,751	32,801	14,308

Transactions between the VIE and other entities in the consolidated group

Total assets for 2022 and 2023 include amounts due from internal companies in the consolidated group in the amount of HK $222,446 thousand and HK$370,065 thousand, respectively. Total liabilities include amounts due to the internal companies in the amount of HK$88,487 thousand and HK$87,630 thousand, respectively. During 2021, 2022 and 2023, the VIEs earned inter-company revenues in the amounts of HK$ 187,774 thousand, HK$ 202,834 thousand and HK$ 279,145 thousand, respectively. In addition, advances from Group companies to the VIEs in 2021, 2022 and 2023 are in the amount of nil, HK$8,120 thousand and nil, respectively, the repayment of advances to Group companies by the VIEs in 2021, 2022 and 2023 are in the amount of nil,HK$8,120 thousand, and nil, respectively. All of these balances and transactions have been eliminated in consolidation.

A series of contractual agreements have been entered into by and among the WFOE, the VIEs and their respective shareholders. The Company depends on these contractual arrangements to provide the subsidiary with a “controlling financial interest” in the VIEs, as defined in FASB ASC 810, making it the primary beneficiary of the VIEs. Terms contained in each set of contractual arrangements with the VIEs and their respective shareholders are substantially similar, which enable the Company to (1) have power to direct activities that most significantly impact the entity’s economic performance, and (2) receive the economic benefits from the VIEs that could be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and VIEs’ subsidiaries, except for registered capital of the VIEs and their subsidiaries amounting to RMB10 million as of December 31, 2022 and 2023, respectively. Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. However, as the Company is conducting certain businesses through the VIEs and VIEs’ subsidiaries, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

VIE Companies (Continued)

2)    Risks in relation to the VIE structure (Continued)

In the opinion of the Company’s management, the contractual arrangements among its subsidiary, the VIEs and their respective Nominee Shareholders are in compliance with current PRC laws and are legally binding and enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and VIEs’ subsidiaries in the consolidated financial statements in the future if there are changes to legal interpretation or enforcement.

On March 15, 2019, the Foreign Investment Law was formally passed by the thirteenth National People’s Congress and it was taken effect on January 1, 2020. The Foreign Investment Law replaces the Law on Sino-Foreign Equity Joint Ventures, the Law on Sino-Foreign Cooperative Joint Ventures and the Law on Foreign-Capital Enterprises to become the legal foundation for foreign investment in the PRC.

The Foreign Investment Law stipulates certain forms of foreign investment. However, the Foreign Investment Law does not explicitly stipulate contractual arrangements such as those we rely on as a form of foreign investment. Notwithstanding the above, the Foreign Investment Law stipulates that foreign investment includes “foreign investors investing through any other methods under laws, administrative regulations or provisions prescribed by the State Council.” Future laws, administrative regulations or provisions prescribed by the State Council may possibly regard Contractual Arrangements as a form of foreign investment. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment”, the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.

The Company’s ability to direct the activities of the VIEs also depends on the power of attorney Shen Si has to vote on all matters requiring shareholders’ approvals in the VIEs. As noted above, the Company believes these power of attorney are legally binding and enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict its operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure its operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

VIE Companies (Continued)

2)    Risks in relation to the VIE structure (Continued)

The imposition of any of these restrictions or actions may result in a material adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these restrictions causes the Group to lose the right to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial statements of the VIEs. In the opinion of management, the likelihood of losing the benefits in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues, costs and expenses during the reported period in the consolidated financial statements and accompanying notes. These accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, current expected credit losses on financial instruments, the valuation and recognition of share-based compensation arrangements, depreciable lives of property and equipment, useful life of intangible assets, assessment for impairment of long-term investments and other non-current assets, present value for expected future leasing payment, contingency reserve, provision of income tax and valuation allowance for deferred tax asset, the estimation of the expected usage and the estimated relative standalone selling price of the incentive points and coupons, and valuation of financial instruments measured at fair value. Actual results could differ from those estimates.

Comprehensive Income and Foreign Currency Translation

Comprehensive Income and Foreign Currency Translation

The Group’s operating results are reported in the consolidated statements of comprehensive income pursuant to FASB ASC Topic 220, “Comprehensive Income”. Comprehensive income consists of two components: net income and other comprehensive income (“OCI”). The Group’s OCI is comprised of gains and losses resulting from translating foreign currency financial statements of entities, of which functional currency is other than Hong Kong dollar which is the presentational currency of the Group, net of related income taxes, where applicable. Such subsidiaries’ assets and liabilities are translated into Hong Kong dollars at period-end exchange rates, and revenues and expenses are translated at average exchange rates prevailing during the period. Adjustments that result from translating amounts from a subsidiary’s functional currency to the Hong Kong dollar (as described above) are reported net of tax, where applicable, in accumulated OCI in the consolidated balance sheets.

Convenience Translation

Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from HK$ into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=HK$7.8109, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2023, or at any other rate.

Current Expected Credit Losses

Current Expected Credit Losses

The Group applies FASB ASC Topic 326 – “Financial Instruments – Credit Losses” (“ASC Topic 326”) which replaced the incurred loss methodology with the current expected credit loss (“CECL”) methodology. The guidance applies to financial assets measured at amortized cost, held-to-maturity debt securities and off-balance sheet credit exposures. For on-balance sheet assets, an allowance must be recognized at the origination or purchase of in-scope assets and represents the expected credit losses over the contractual life of those assets.

The Group’s in-scope assets are primarily margin loans that are included in loans and advances that are collateralized by client securities and the collateral is required to be maintained at specified minimum levels at all times. The Group monitors margin levels and requires clients to provide additional collateral, or reduce margin positions, to meet minimum collateral requirements if the fair value of the collateral changes. The Group applies the practical expedient based on collateral maintenance provisions in accordance with ASC 326 - 20 - 35 – 6 in estimating an allowance for credit losses for the loans and advances. In accordance with the practical expedient, when the Group reasonably expects that borrowers (or counterparties, as applicable) will replenish the collateral as required, there is no expectation of expected credit losses when the collateral’s fair value is greater than the amortized cost of the financial assets. If the amortized cost exceeds the fair value of collateral, then credit losses are estimated only on the unsecured portion.

Besides margin loans, stock-pledged loans are also included in loans and advances. These are loans to enterprises with listed shares as collateral. Since the collateral is not replenished to meet the pledged ratio requirement in contracts, and it is not probable that the Group will foreclose on the collateral, the requirement to apply practical expedient based on collateral maintenance provisions under ASC Topic 326 is not met. The Group uses probability-of-default methods in assessing the allowance for credit losses for stock-pledged loans. The allowance for credit losses is estimated using quantitative models that consider a variety of factors such as the quality of the collateral, as well as an economic outlook over the life of the loans. In its loss forecasting model, management  considers the stock price and price volatility of the collateral to determine the probability of default (“PD”) and loss given default (“LGD”) of the stock-pledged loans. The estimation of the PD and LGD further incorporates forward looking information through the use of macroeconomic scenario applied over the forecasted life of the assets. A number of forecasted economic variables are used in developing the macroeconomic scenario, which are inputs into the loss forecasting model.

IPO loans are granted to clients for subscription of new shares, and are normally settled within one week from the drawdown date. The Group uses probability-of-default methods in assessing the allowance for credit losses of IPO loans.

For the year ended December 31, 2021, 2022 and 2023, expected credit loss expenses of HK$3,200 thousand, HK$15,619 thousand and HK$18,080 thousand resulting from the assessment of allowance for credit losses for the loans and advances under ASC Topic 326 at period-end were recognized in “Others, net” in the consolidated statements of comprehensive income respectively.

An allowance for credit losses on other financial assets, including receivables from clients, brokers, clearing organizations and fund management companies and fund distributors, is estimated based on the aging of these financial assets.

Receivables from clients are due within the settlement period commonly adopted in the relevant market practices, which is usually within a few days from the trade date. Because these receivables involve customers who have no recent history of default, and the settlement periods are usually short, the credit risk arising from receivables from clients is considered low. In respect of the receivables from brokers, clearing organizations and fund management companies and fund distributors, the management considers that these receivables have a low risk of default and the counterparties have a strong capacity to meet their contractual obligation. As a result, the allowance for credit losses for other financial assets were immaterial for all periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash on hand, demand deposits and time deposits placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

Cash Held on Behalf of Clients

Cash Held on Behalf of Clients

The Group has classified the clients’ monies as cash held on behalf of clients under the assets section in the consolidated balance sheets and recognized the corresponding accounts payables to the respective clients under the liabilities section.

Term Deposit	Term Deposit Term deposit consists of bank deposits with an original maturity of greater than three months.
Restricted Cash

Restricted Cash

The Group is required to maintain restricted cash deposits for certain property leases. These funds are restricted and have been classified as such on our consolidated balance sheets due to the nature of restriction.

Short-term Investments

Short-term Investments

The Group classifies certain financial assets with highly liquidity and original maturities less than twelve months as short-term investments. The Group’s short-term investments consist of investments in money market funds, treasury bills and financial assets at fair value through profit or loss. Treasury bills are carried at amortized cost. Besides, the Group values its money market funds using quoted prices in active markets for these investments, and accordingly, the Group classifies the valuation techniques that use these quoted prices as Level 1. Financial assets at fair value through profit or loss mainly include investments in funds that are non-exchange-traded. The Group generally considers the net asset value (“NAV”) of the funds provided by the fund manager to be the best estimate of fair value. The Group uses NAV per share to measure the fair value of investments in funds.

Securities Purchased Under Agreements to Resell

Securities Purchased Under Agreements to Resell

Transactions involving purchases of securities under agreements to resell (resell agreements) are treated as collateralized financing transactions.

Under resell agreements, the Group pays cash to counterparties and receives securities as collateral. These agreements are carried at amounts at which the securities will subsequently be resold, and the interest income incurred by the Group is recorded as interest income in the consolidated statements of comprehensive income.

Loans and advances

Loans and advances

Loans and advances mainly include margin loans, stock - pledged loans and IPO loans, extended to clients. They are mainly collateralized by securities and are carried at the amortized cost, net of an allowance for credit losses. Revenues earned from the loans and advances are included in interest income.

Margin loans are extended to clients on a demand basis and are not committed facilities. Securities owned by the customers, which are not recorded in the consolidated balance sheets, are held as collateral for amounts due on the margin loans.

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Loans and advances (Continued)

Stock - pledged loans to enterprises that are included in other advance mainly pledged listed shares of other companies provided by these borrowers as collateral.

IPO loans for subscription of new shares are normally settled within one week from the drawdown date. Once IPO stocks are allotted, the Group requires clients to repay the IPO loans. Force liquidation action would be taken if the clients fail to settle their shortfall after the IPO allotment result is announced.

Loans and advances are initially recorded net of directly attributable transaction costs and are measured at subsequent reporting dates at amortized cost. Finance charges, premiums payable on settlement or redemption and direct costs are accounted for on an accrual basis to the surplus or deficit using the effective interest method and are added to the carrying amount of the instrument to the extent that they are not settled in the period in which they arise.

The balances will be written off to the extent that there is no realistic prospect of recovery. This is generally the case when the Group determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.

Trading Receivables from and Payables to Clients

Trading Receivables from and Payables to Clients

Trading receivables from clients include amounts due on brokerage transactions on a trade-date basis. Trading payables to clients represent the closing cash balance to the customers, which mainly include cash deposits and amounts due on brokerage transactions on a trade date basis.

Receivables from and Payables to Brokers, Clearing Organizations and Fund Management Companies and Fund Distributors

Receivables from and Payables to Brokers, Clearing Organizations and Fund Management Companies and Fund Distributors

Receivables from and payables to brokers, clearing organizations and fund management companies and fund distributors include receivables and payables from unsettled trades on a trade-date basis, including amounts receivable for securities, derivatives or funds trades not delivered by the Group to the purchaser by the settlement date cash deposits, and cash collateral deposited for securities borrowing transactions and amounts payable for securities, derivatives or funds trades not received by the Group from a seller by the settlement date, and cash collateral received for securities lending transactions.

Clearing settlement fund deposited in the clearing organizations for the clearing purpose is recognized in receivables from clearing organizations.

The Group’s policy is to net the receivables from and payables to clearing organizations according to ASC Topic 210-20, when all of the following conditions are met:

a)Each of two parties owes the other determinable amounts.

b)The reporting party has the right to set off the amount owed with the amount owed by the other party.

c)The reporting party intends to set off.

d)The right of setoff is enforceable at law.

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Interest Receivable and Payable

Interest Receivable and Payable

Interest receivable which is included in receivables is calculated based on the contractual interest rate of bank deposit, securities purchased under agreements to resell, loans and advances, short - term investments, securities loaned and receivables on an accrual basis, and is recorded as interest income as earned.

Interest payable which is included in payables is calculated based on the contractual interest rates of payables, borrowings and securities borrowed on an accrual basis, and is recorded as interest expense when incurred.

Securities Borrowed and Securities Loaned

Securities Borrowed and Securities Loaned

Securities borrowed transactions require the Group to provide counterparties with collateral, which may be in the form of cash, or other securities. With respect to securities loaned, the Group receives collateral, which may be in the form of cash or other securities in an amount generally in excess of the fair value of the securities loaned. The Group monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded as permitted contractually.

Securities borrowed and securities loaned are recorded at the amount of the cash collateral advanced or received. Receivables and payables related to securities borrowed and securities loaned are included at receivables from and payables to brokers or clients in the consolidated balance sheets. Securities lending fees received and securities borrowing fees paid by the Group are included in interest income and interest expense, respectively, in the consolidated statements of comprehensive income.

Leases

Leases

In an operating lease, a lessee obtains control of only the use of the underlying asset, but not the underlying asset itself. An operating lease is recognized as a right-of-use asset with a corresponding liability at the date which the leased asset is available for use by the Group.

The Group’s operating leases contain both lease components and non-lease components. Non-lease components are distinct elements of a contract that are not related to securing the use of the underlying assets, such as common area maintenance and other management costs. The Company makes an accounting policy election not to separate non-lease components to measure the lease liability and lease asset.

The lease liability is initially measured at the present value of the future lease payments over the lease term. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. The lease payments are discounted using the rate implicit in the lease or, if not readily determinable, the Group’s secured incremental borrowing rate, which is based on an internally developed yield curve using interest rates of debt issued with a similar risk profile as the Group and a duration similar to the lease term. An operating lease right-of-use asset is initially measured at the value of the lease liability minus any lease incentives and initial direct costs incurred plus any prepaid rent.

After commencement of the operating lease, the Group recognizes lease expenses on a straight-line basis over the lease term. The subsequent measurement of the lease liability is based on the present value of the remaining lease payments using the discount rate determined at lease commencement. The right-of-use asset is subsequently measured at cost less accumulated amortization and any impairment provision. The amortization of the right-of-use asset represents the difference between the straight-line lease expense and the accretion of interest on the lease liability each period. The interest amount is used to accrete the lease liability and to amortize the right-of-use asset. There is no amount recorded as interest expense.

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Leases (Continued)

All of the Group’s leases are classified as operating leases and primarily consist of real estate leases for corporate offices, data centers, and other facilities. As of December 31, 2022 and 2023, the weighted-average remaining lease term on these leases is approximately three years and two years, respectively, and the weighted-average discount rate used to measure the lease liabilities was approximately 4.68% and 4.58%, respectively.

For the years ended December 31, 2021, 2022 and 2023, right-of-use assets obtained under operating leases was HK$108,949 thousand, HK$76,249 thousand and HK$146,560 thousand, respectively. The Group’s lease agreements do not contain any material residual value guarantees, restrictions or covenants.

Refundable Deposit

Refundable Deposit

Refundable deposit is included in other assets in the consolidated balance sheets. As a clearing member firm of securities and derivatives clearing organizations in Hong Kong, Singapore and the U.S., the Group is also exposed to clearing member credit risk. These clearing organizations require member firms to deposit cash to a clearing fund. If a clearing member defaults in its obligations to the clearing organizations in an amount larger than its own margin and clearing fund deposits, the shortfall is absorbed pro rata from the deposits of the other clearing members. Many clearing organizations of which the Group is member have the authority to assess their members for additional funds if the clearing fund is depleted. A large clearing member default could result in a substantial cost if the Group is required to pay such additional funds.

Property and Equipment, net

Property and Equipment, net

Property and equipment, which are included in other assets in the consolidated balance sheets are stated at historical cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Office building	30 years	5%
Vehicle	5 years	5%

Expenditures for maintenance and repairs are expensed as incurred.

Intangible Assets

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Intangible Assets

Intangible assets which are included in other assets in the consolidated balance sheets mainly consist of computer software, licenses and other intangible assets.

Finite-lived intangible assets are carried at historical cost less accumulated amortization and accumulated impairment losses, if any. Amortization of finite-lived intangible assets is calculated using the straight-line method to allocate costs over the estimated useful lives. Pursuant to topic ASC 350 Intangibles—Goodwill and Other, the useful life of an intangible asset to an entity is the period over which the asset is expected to contribute directly or indirectly to the future cash flows of that entity. If an income approach is used to measure the fair value of the license, in determining the useful life of the intangible asset for amortization purposes, the period of expected cash flows used to measure the fair value of the license should be considered. The following is a summary of estimated useful lives:

Category	Estimated useful lives
Computer software	5 years
Licenses	10 years

The Group had indefinite - lived intangible assets that carried at cost less accumulated impairment losses, including licenses of an insurance broker license and a financial services license and a future trading right as a clearing member firm of HKEx. The Group evaluates the remaining useful life of an indefinite - lived intangible asset that is not being amortized each reporting period to determine whether events and circumstances continue to support an indefinite useful lives. The Group will not amortize the indefinite-lived intangible assets until their useful lives are determined to be finite. An intangible asset that is not subject to amortization will be tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired.

Long-term investments

Long-term investments

The Group’s long-term investments primarily consist of equity method investments and equity investments without readily determinable fair values.

1)Equity method investments

In accordance with ASC 323 Investment—Equity Method and Joint Ventures, the Group accounts for equity method investments over which the Group has significant influence but does not own a majority of the equity interest or otherwise controls and the investments are either common stock or in substance common stock using the equity method. For the investments in limited partnerships, the equity method of accounting for investments is generally appropriate for accounting by limited partners. According to ASC 323-30-S99-1, the investments in all limited partnerships should be accounted for pursuant to paragraph 970-323-25-6. That guidance requires the use of the equity method unless the investor’s interest “is so minor that the limited partner may have virtually no influence over partnership operating and financial policies.” Investments of more than 3 to 5 percent are generally viewed to be more than minor. The Group’s share of the investee’s profit and loss is recognized in the consolidated statements of comprehensive income of the period.

The Group continually reviews its investments in equity method investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Group considers in its determination include the severity and the length of time that the fair value of the investment is below its carrying value; the financial condition, the operating performance and the prospects of the equity method investee; the geographic region, market and industry in which the equity method investee operates; and other specific information. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the investment in the equity method investee is written down to its fair value. For the years ended December 31, 2021, 2022 and 2023, no impairment provision was recognized.

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Long-term investments (Continued)

2)Equity investments without readily determinable fair values

In accordance with ASC 321 Investment—Equity Securities, for those equity investments without readily determinable fair values, the Group elects to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of the equity investment are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Pursuant to ASC 321, for those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Treasury stock

Treasury stock

The Group accounted for those shares repurchased as treasury stock at cost of purchase, and is shown separately in the shareholders’ equity as the Group has not yet decided on the ultimate disposition of those shares acquired. When the Group decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 13 for details.

Fair Value Measurements

Fair Value Measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair Value Measurements (Continued)

Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The carrying amount of cash and cash equivalents, cash held on behalf of clients, restricted cash, receivables from and payables to clients, brokers, clearing organizations and fund management companies and fund distributors, accrued interest receivable, accrued interest payable, amounts due to related parties, other financial assets and liabilities approximates fair value because of their short-term nature. Term deposit, loans and advances, borrowings, securities purchased under agreements to resell, securities sold under agreements to repurchase and operating lease liabilities are carried at amortized cost. The carrying amount of term deposit, loans and advances, borrowings and operating lease liabilities approximate their respective fair value as the interest rates applied reflect the current quoted market yield for comparable financial instruments. Short-term investments except for treasury bills are measured at fair value.

The Group’s non-financial assets, such as operating lease right-of-use assets, long-term investments, property and equipment and intangible assets, would be measured at fair value only if they were determined to be impaired.

Revenue Recognition

Revenue Recognition

1)	Brokerage commission and handling charge income

Brokerage commission income earned for executing transactions is accrued on a trade-date basis.

Handling charge income arise from the services such as clearing and settlement services, subscription and dividend collection handling services, etc., are accrued on a trade-date basis.

Brokerage commission and handling charge income are recognized at a point in time when the service has been passed to the customer.

2)	Interest income

The Group earns interest income primarily in connection with its margin financing and securities lending services, IPO financing, stock - pledged loan, treasury bills and deposits with banks, which are recorded on an accrual basis and are included in interest income in the consolidated statements of comprehensive income. Interest income is recognized as it is accrued over time using the effective interest method.

3)	Other income

Other income consists of enterprise public relations service charge income provided to corporate clients, underwriting fee income, IPO subscription service charge income, currency exchange service income from clients, income from market data service and funds distribution service income from fund management companies, etc.

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue Recognition (Continued)

3)	Other income (Continued)

Enterprise public relations service charge income is charged to corporate clients by providing platform to post their detailed stock information and latest news in Futubull app, as well as providing a lively, interactive community among their potential investors to exchange investment views, share trading experience and socialize with each other. Unearned enterprise public relations service income of which the Group had received the consideration is recorded as contract liabilities (deferred revenue).

Underwriting fee income is generated from investment banking business primarily by providing equity sub-underwriting to corporate issuers.

IPO subscription service charge income is derived from provision of new share subscription services in relation to IPOs in the Hong Kong capital market.

Currency exchange service income is charged to the Group’s paying clients for providing currency exchange service.

Income from market data service is charged to Futubull and Moomoo app users for market data service.

Funds distribution service income is charged to fund management companies for providing fund products distribution service to Futu’s individual clients. The Group, as an intermediary would receive subscription fees from fund management companies as agreed in the service contracts.

For enterprise public relations service charge income, funds distribution service income, market information and data income and ESOP management service income, the service revenues are recognized ratably over the term of the service contracts.

For IPO subscription service charge income, underwriting fee income and currency exchange service income, the Group recognizes the revenues upon the time when the services are rendered to customers.

Customer Loyalty Program

Customer Loyalty Program

The Group operates a customer loyalty program to its customers that offer various incentives in the form of incentive points and coupons for redemption of free or discounted goods or services.

For the incentives generated from current sales transaction, the Group defers a portion of commission income with corresponding liability reflected as contract liability attributable to the incentives. The contract liability is determined by the Group based on the expected usage of the incentive points and coupons, and their estimated relative standalone selling price based on the related goods and services. The judgment was made by the Group in determining the expected usage and estimated relative standalone selling price of the incentive points and coupons, derived from historical trading volume, commission rates and redemption patterns, and an evaluation as to whether historical activities are representative of the expected future activities.

For the incentives offered for future sales transaction, the Group nets a portion of brokerage commission income attributable to the incentives when points or coupons are actually redeemed.

For the incentives not offered for future sales transaction, the Group considers them as a payment of other distinct goods that would be granted to clients. Such incentives are accounted for as selling and marketing expense with corresponding liability reflected as other liability in the consolidated balance sheet.

2.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Customer Loyalty Program (continued)

As of December 31, 2022 and 2023, contract liabilities recorded related to the customer loyalty program were HK $5,815 thousand and HK $7,420 thousand, respectively.

Brokerage Commission and Handling Charge Expenses

Brokerage Commission and Handling Charge Expenses

Commission expenses for executing and/or clearing transactions are accrued on a trade-date basis. The commission expenses are charged by executing brokers for securities and derivative trades in stock and derivative markets as the Group makes securities and derivative trades with these brokers as principal.

Handling and settlement fee is charged by clearing organization or executing brokers for clearing and settlement services, are accrued on a trade-date basis.

IPO subscription service charge expenses are charged by commercial banks in connection with new share subscription services in relation to IPOs in the Hong Kong capital market.

Interest Expenses

Interest Expenses

Interest expenses primarily consist of interest expenses of borrowings from banks, other licensed financial institutions and other parties paid to fund the Group’s margin financing business, securities borrowing business, IPO and other financing business.

Processing and Servicing Costs

Processing and Servicing Costs

Processing and servicing costs consist of market information and data fee, data transmission fee, cloud service fee, system cost, and SMS service fee, etc. The nature of market information and data fee mainly represents for information and data fee paid to stock exchanges like HKEx, NASDAQ, and New York stock exchange, etc. Data transmission fee is the fee of data transmission among cloud server and data centers located in the regions of subsidiaries. Cloud service fee and SMS service fee mainly represent the data storage and computing service and the SMS channel service fee. The nature of system cost mainly represents for the fee to access and use the systems paid to software providers.

Research and Development Expenses

Research and Development Expenses

Research and development expenses consist of expenses related to developing transaction platform and website like Futubull app and other products, including payroll and welfare, rental expenses and other related expenses for personnel engaged in research and development activities. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Selling and Marketing Expenses

Selling and Marketing Expenses

Selling and marketing expenses consist primarily of advertising and promotion costs, payroll, rental and related expenses for personnel engaged in marketing and business development activities. Advertising and promotion costs are expensed as incurred and are included within selling and marketing expenses in the consolidated statements of comprehensive income.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist of payroll, rental, related expenses for employees involved in general corporate functions, including finance, legal and human resources, costs associated with use of facilities and equipment, such as depreciation expenses, professional service expenses, rental and other general corporate related expenses.

Others, net

Others, net

Others, net, mainly consist of non-operating income and expenses, foreign currency gains or losses, expected credit loss expenses, gain or loss from investments and impairment from long-term investments and other non-current assets for all periods presented.

Foreign Currency Gains and Losses

Foreign Currency Gains and Losses

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign currency gain or loss resulting from the settlement of such transactions and from remeasurement at period-end is recognized in “Others, net” in the consolidated statements of comprehensive income.

Share-Based Compensation

Share-Based Compensation

The Company follows ASC 718 to determine whether a share option and a restricted share units should be classified and accounted for as a liability award or equity award. All share-based awards to employees and directors classified as equity awards , such as stock options and restricted share units, are measured at the grant date based on the fair value of the awards. Share-based compensation, net of estimated forfeitures, is recognized as expenses on a straight-line method over the requisite service period, which is the vesting period. Options granted generally vest over four or five years.

The modification of the terms or conditions of the existing shared-based award is treated as an exchange of the original award for a new award. The incremental compensation expenses are equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For stock options already vested as of the modification date, the Group immediately recognized the incremental value as compensation expenses. For stock options still unvested as of the modification date, the incremental compensation expenses are recognized over the remaining service period of these stock options.

The Company determined the fair value of the restricted share units with reference to the fair value of the underlying shares as of the grant date. The Company utilizes the binomial option pricing model to estimate the fair value of stock options granted, with the assistance of an independent valuation firm.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting options and records share-based compensation expenses only for those awards that are expected to vest. See Note 15 for further discussion on share-based compensation.

Taxation

Taxation

1)	Income tax

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

2)	Uncertain tax positions

The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2021, 2022 and 2023. The Group continues to assess the uncertain tax positions in accordance with applicable income tax guidance and based on changes in facts and circumstances.

Net income per share

Net income per share

Basic net income per share is computed by dividing net income attributable to ordinary shareholder by the weighted average number of shares outstanding for that period.

Diluted net income per share is calculated by dividing net income attributable to ordinary shareholder, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the redeemable convertible preferred shares, using the if-converted method, and shares issuable upon the exercise of share options and vesting of restricted share units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted net income per share calculation when inclusion of such share would be anti-dilutive.

Segment Reporting

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker has been identified as the Chief Executive Officer who allocates resources to and assesses the performance of the operating segments of an entity. The Group’s reporting segments are decided based on its operating segments while taking full consideration of various factors such as products and services, geographic location and regulatory environment related to administration of the management. Operating segments meeting the same qualifications are allocated as one reporting segment, providing independent disclosures.

The Group engages primarily in online brokerage services and margin financing services. The Group does not distinguish between markets or segments for the purpose of internal reports. The Group does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by nature as a whole. Hence, the Group has only one reportable segment.

Significant Risks and Uncertainties

Significant Risks and Uncertainties

1)	Currency risk

Currency risk arises from the possibility that fluctuations in foreign exchange rates will impact the financial instruments. The Group is not exposed to significant transactional foreign currency risk since almost all of its transactions, assets and liability are denominated in Hong Kong dollars and U.S. dollars and Hong Kong dollars are pegged against U.S. dollars. The impact of foreign currency fluctuations in the Group’s earnings is included in “Others, net” in the consolidated statements of comprehensive income. At the same time, the Group is exposed to translational foreign currency risk since some of the Company’s major subsidiaries have RMB as their functional currency. Therefore, RMB depreciation against Hong Kong dollars could have a material adverse impact on the foreign currency translation adjustment in the consolidated statements of comprehensive income. The Group enters into currency futures contracts to manage currency exposure associated with anticipated receipts and disbursements occurring in a currency other than the functional currency of the entity. The overall impact of the currency risk of other foreign currency assets held by the Group other than U.S. dollars and RMB is not significant.

As of December 31, 2022 and 2023, the Group had RMB-denominated net assets of HK$1,727.2 million and net liabilities of HK$3,711.1 million, respectively. We estimate that a 10% depreciation of RMB against the U.S. dollar based on the foreign exchange rate on December 31, 2022 and 2023, would result in a decrease of US$22.2 million and an increase of US$47.5 million, respectively, in the Group’s pre-tax profit for the years ended December 31, 2022 and 2023. We estimate that a 10% appreciation of RMB against the U.S. dollar based on the foreign exchange rate on December 31, 2022 and 2023 would result in an increase of US$22.2 million and a decrease of US$47.5 million, respectively, in the Group’s pre-tax profit for the years ended December 31, 2022 and 2023.

2)	Credit risk

Cash held on behalf of clients are segregated and deposited in financial institutions as required by rules mandated by the Group’s primary regulators. These financial institutions are of sound credit ratings, therefore the Group believes that there is no significant credit risk related to cash held on behalf of clients.

The Group’s securities and derivative trades activities are transacted on either a cash or margin basis. The Group’s credit risk is limited in that substantially all of the contracts entered into are settled directly at securities and derivatives clearing organizations. In margin transactions, the Group extends credit to the client, subject to various regulatory and internal margin requirements, collateralized by cash and securities in the client’s account. IPO loans are exposed to credit risk from clients who fails to repay the loans upon IPO stock allotment. The Group monitors the clients’ collateral level and has the right to dispose the newly allotted stocks once the stocks first start trading. Stock-pledged loans to enterprise pledged by listed shares are exposed to credit risk from counterparties who fail to repay the loans, the Group monitors on the collateral level of stock-pledged loans in real time, and has the right to dispose of the pledged listed shares once the collateral level falls under the minimal level required to get the loans repaid.

Liabilities to other brokers and dealers related to unsettled transactions are recorded at the amount for which the securities were purchased, and are paid upon receipt of the securities from other brokers or dealers.

Significant Risks and Uncertainties (Continued)

2)	Credit risk (Continued)

In connection with its clearing activities, the Group is obligated to settle transactions with brokers and other financial institutions even if its clients fail to meet their obligations to the Group. Clients are required to complete their transactions by the settlement date, generally two business days after the trade date. If clients do not fulfill their contractual obligations, the Group may incur losses. The Group has established procedures to reduce this risk by generally requiring that clients deposit sufficient cash and/or securities into their account prior to placing an order.

For cash management purposes, the Group enters into short-term securities purchased under agreements to resale transactions (“reverse repos”) in addition to securities borrowing and lending arrangements, all of which may result in credit exposure in the event the counterparty to a transaction is unable to fulfill its contractual obligations. Reverse repos are collateralized by securities with a market value in excess of the obligation under the contract. Similarly, securities lending agreements are collateralized by deposits of cash or securities. The Group attempts to minimize credit risk associated with these activities by monitoring collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Group as permitted under contractual provisions.

Concentrations of Credit Risk

The Group’s exposure to credit risk associated with its brokerage and other activities is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. There was no revenue from clients which individually represented greater than 10% of the total revenues for the years ended December 31, 2021, 2022 and 2023, respectively. Concentrations of credit risk can be affected by changes in political, industry, or economic factors. To reduce the potential for risk concentration, credit limits are established and exposure is monitored in light of changing counterparty and market conditions. As of December 31, 2022 and 2023, the Group did not have any material concentrations of credit risk within or outside the ordinary course of business.

3)	Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group are exposed to floating interest rate risk on cash deposit and floating rate borrowings. We use net interest simulation modeling techniques to evaluate the effect that changes in interest rates might have on pre-tax profit or loss. The model includes all interest-sensitive assets and liabilities. The simulations involve assumptions that are inherently uncertain and, as a result, cannot precisely predict the impact that changes in interest rates will have on pre-tax profit or loss. Actual results may differ from simulated results due to differences in timing and frequency of rate changes, changes in market conditions and changes in management strategy that lead to changes in the mix of interest-sensitive assets and liabilities.

The simulations assume that the asset and liability structure of the consolidated balance sheets would not be changed as a result of a simulated change in interest rates. The results of the simulations based on the Group’s financial position as of December 31, 2023 indicate that a 1% (100 basis points) increase/ decrease in interest rates over a 12-month period would have increased/decreased the Group’s profit before tax by approximately HK$302.9 million (US$38.8 million), depending largely on the extent and timing of possible changes in floating rates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In March 2020, the FASB issued ASU 2020-04, Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting if certain criteria are met. The amendments in ASU 2020-04 provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. This guidance is effective immediately and the amendments may be applied prospectively through December 31, 2023. The adoption did not have a material accounting impact on the Group’s consolidated financial position or results of operations.

New accounting standards which have not yet been adopted

New accounting standards which have not yet been adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This update requires disclosure of incremental segment information on an annual and interim basis. This update is effective for annual periods beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024. Early adoption is permitted. This guidance should be applied retrospectively to all prior periods presented in the financial statements. The Group is currently evaluating the impact on its financial statements of adopting this guidance.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update requires that public entities on an annual basis, (1) in the rate reconciliation, disclose specific categories and provide additional information for reconciling items that meet a quantitative threshold; (2) about income taxes paid, disclose the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes and by individual jurisdiction in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received); and (3) disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and income tax expense (or benefit) disaggregated by federal, state, and foreign. This update is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. This guidance should be applied on a prospective basis. Retrospective application is permitted. The Group is currently evaluating the impact on its financial statements of adopting this guidance.